GCAT NQM Depositor III, LLC ABS-15G

Exhibit 99.23

AG Supplemental Data Report

Seller Loan ID	Loan ID	TILA designation	Loan Level ATR	QM Status	Documentation Type	Third Party Preparer	DSCR	DSCR Rent Source	DSCR with Rent Schedule Flag	DSCR Monthly Rent	DSCR PITIA	Borrower Citizenship Status	Borrower Immigration Doc Type	Co Borrower Citizenship Status	Co Borrower Immigration Doc Type	Application Date	FC Date	BK Date	DIL Date	SS Date	County	Years in Home	Mortgage History 1x30	Mortgage History 1x60	Mortgage History 1x90	Mortgage History 1x120	Borrower Occupation	Borrower Employer	Co Borrower Occupation	Co Borrower Employer	Bank Statement Type	Bank Statement # of Months	WVOE Flag	P&L # of Months	Individual/Business Entity	Overall Grade	Credit Grade	Property Valuation Grade	Compliance Grade
XXXX	881946654534	Not Covered/exempt	ATR Exempt	QM Exempt	WVOE				0			XXXX				XX/XX/XXXX					XXXX		0	0	0	0	XXXX	XXXX					1		Individual	3	3	1	1